Cover Page Document	Apr. 30, 2021	Apr. 29, 2021
Cover Page [Abstract]
Amendment Flag		false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Written Communications	false
Entity Address, Address Line One	118 Second Avenue SE
Entity Incorporation, State or Country Code	IA
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	United Fire Group Inc.
Entity File Number	001-34257
Entity Tax Identification Number	45-2302834
Entity Address, City or Town	Cedar Rapids
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52401
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	UFCS
Security Exchange Name	NASDAQ
City Area Code	319
Local Phone Number	399-5700
Entity Central Index Key		0000101199